Revenue and Capitalized Contract Costs - Impact of New Accounting Pronouncement On Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net loss	$ (395,756)	$ (467,914)	$ (410,199)
Amortization of capitalized contract costs	437,285	398,174	0
Amortization of subscriber acquisition costs	0	0	206,153
Capitalized contract costs – deferred contract costs	(533,504)	(499,252)	0
Subscriber acquisition costs – deferred contract costs	0	0	(457,679)
Accrued expenses and other current liabilities	24,899	91,469	62,208
Deferred revenue	128,624	172,905	247,500
Net cash used in operating activities	(221,592)	(220,499)	$ (309,332)
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net loss	(337,168)	(397,885)
Amortization of capitalized contract costs	0	0
Amortization of subscriber acquisition costs	284,574	251,971
Capitalized contract costs – deferred contract costs	0	0
Subscriber acquisition costs – deferred contract costs	(483,748)	(469,393)
Accrued expenses and other current liabilities	26,727	93,886
Deferred revenue	171,163	216,803
Net cash used in operating activities	(221,592)	(220,499)
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09 adoption
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net loss	(58,588)	(70,029)
Amortization of capitalized contract costs	437,285	398,174
Amortization of subscriber acquisition costs	(284,574)	(251,971)
Capitalized contract costs – deferred contract costs	(533,504)	(499,252)
Subscriber acquisition costs – deferred contract costs	483,748	469,393
Accrued expenses and other current liabilities	(1,828)	(2,417)
Deferred revenue	(42,539)	(43,898)
Net cash used in operating activities	$ 0	$ 0